Other Net Charges (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Facilities and other asset impairment charges	$ 107.5	[1]	$ 15.5	[1]	$ 16.7	[1]
Severance, restructuring and other costs	42.4	[2]	8.8	[2]	16.1	[2]
IPR&D charge related to milestone payment paid	95.0		106.8		128.5
Cambridge Collaboration termination charge	8.0	[3]
Net gain/loss on divestment of business					(1.0)
Proceeds from business disposals			500.0		4.3
Deferred consideration	12.0
Proceeds from business disposals	12.0
Prialt [Member]
Net gain/loss on divestment of business					1.5	[4]
Segment, Continuing Operations [Member]
Facilities and other asset impairment charges	107.5		15.5		16.7
Asset impairment charges	66.1		3.6		11.0
Lease charges	34.6		11.9		5.7
Severance, restructuring and other costs	42.4		8.8		16.1
Payments for legal settlements					12.5
Segment, Continuing Operations [Member] | PharmatrophiX [Member]
Credit associated with the termination of the license agreement					3.0
Segment, Continuing Operations [Member] | Prialt [Member]
Net gain/loss on divestment of business					1.5
Disposal consideration					14.6
Proceeds from business disposals					5.0
Deferred consideration	9.6
Segment, Continuing Operations [Member] | EDT King of Prussia [Member]
Lease charges			6.4
Segment, Continuing Operations [Member] | Transition Therapeutics, Inc. [Member]
IPR&D charge related to milestone payment paid	11.0
Payments to acquire IPR&D					$ 9.0

[1]	(a) Facilities and other asset impairment charges During 2012, we incurred facilities and other asset impairment charges of $107.5 million, which is primarily comprised of asset impairment charges of $66.1 million and lease termination charges of $34.6 million relating to the planned closure of the South San Francisco facility following the separation of the Prothena business and cessation of our remaining early stage research activities. We also incurred an additional onerous lease charge of $6.4 million relating to EDT's King of Prussia, Pennsylvania site which closed in 2011, due to a reassessment of the probable sub-lease income to be achieved over the remaining term of the lease. During 2011, we incurred facilities and other asset impairment charges of $15.5 million, which included asset impairment charges of $3.6 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the closure of EDT's King of Prussia, Pennsylvania site. During 2010, we incurred additional facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of our business.
[2]	(b) Severance, restructuring and other costs During 2012, we incurred severance and restructuring charges of $42.4 million, principally relating to the planned closure of the South San Francisco facility and associated reduction in headcount following the separation of the Prothena business and cessation of our remaining early stage research activities. During 2011 and 2010, we incurred severance, restructuring and other costs of $8.8 million and $16.1 million, respectively, principally relating to a realignment and restructuring of our R&D organization and reduction of related support activities as well as the reduction in our general and administrative (G&A) activities following the divestment of the EDT business.
[3]	(d) Cambridge collaboration termination charge Following the cessation of our early stage research activities, we terminated our Collaboration Agreement with the University of Cambridge and incurred a charge of $8.0 million.
[4]	(f) Divestment of Prialt business We divested our Prialt assets and rights to Azur Pharma International Limited (Azur, which has since been acquired by Jazz Pharmaceuticals plc) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. The total consideration used to calculate the loss on divestment was comprised of cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million. During 2012, we received the deferred non-contingent consideration of $12.0 million. We are also entitled to receive additional performance-related milestones and royalties.